CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended						6 Months Ended				12 Months Ended
		Jun. 30, 2019		Mar. 31, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 3,520		$ 4,881		$ 3,518		$ 8,401		$ 8,059		$ 18,874
Depreciation, amortisation and net impairment losses		2,233		2,188		1,830		4,421		4,198		9,249
Exploration expenditures written off		4		19		252		23		280		357
(Gains) losses on foreign currency transactions and balances		82		12		138		94		157		166
(Gains) losses on sales of assets and businesses		(135)		(8)		1		(143)		(2)		(648)
(Increase) decrease in other items related to operating activities		194		287		(112)		481		(229)		(526)
(Increase) decrease in net derivative financial instruments		(321)		(808)		518		(1,129)		907		409
Interest received		63		53		40		116		77		176
Interest paid		(131)		(169)		(93)		(300)		(224)		(441)
Cash flows provided by operating activities before taxes paid and working capital items		5,510		6,454		6,093		11,964		13,223		27,615
Taxes paid		(2,800)		(1,389)		(2,324)		(4,189)		(3,442)		(9,010)
(Increase) decrease in working capital		(49)		69		(767)		20		295		1,090
Cash flows provided by operating activities		2,661		5,134		3,002		7,795		10,077		19,694
Cash flows from (used in) investing activities [abstract]
Additions through business combinations	[1]	(43)		(438)		(1,996)		(480)		(3,557)		(3,557)
Capital expenditures and investments		(2,834)		(2,033)		(2,774)		(4,867)		(5,303)		(11,367)
(Increase) decrease in financial investments		(923)		(2,462)		192		(3,385)		2,770		1,358
(Increase) decrease in derivatives financial instruments		75		39		95		114		55		238
(Increase) decrease in other items interest bearing		(4)		12		51		8		57		343
Proceeds from sale of assets and businesses		207		0		1,016		207		1,018		1,773
Cash flows used in investing activities		(3,521)		(4,882)		(3,417)		(8,403)		(4,961)		(11,212)
Cash flows from (used in) financing activities [abstract]
New finance debt												998
Repayment of finance debt		(272)		(263)		(1,260)		(535)		(2,111)		(2,875)
Dividend paid		(864)		(769)		(744)		(1,633)		(1,147)		(2,672)
Net current finance debt and other		728		(129)		150		598		224		(476)
Cash flows provided by (used in) financing activities		(408)		(1,161)		(1,854)		(1,569)		(3,033)		(5,024)
Net increase (decrease) in cash and cash equivalents		(1,269)		(908)		(2,269)		(2,177)		2,083		3,458
Effect of exchange rate changes on cash and cash equivalents		30		(30)		(650)		0		(466)		(292)
Cash and cash equivalents at the beginning of the period (net of overdraft)		6,618		7,556	[2]	8,925		7,556	[2]	4,390		4,390
Cash and cash equivalents at the end of the period (net of overdraft)		$ 5,379	[2]	$ 6,618		$ 6,006	[2]	$ 5,379	[2]	$ 6,006	[2]	$ 7,556 [2]

[1]	Net after cash and cash equivalents acquired.
[2]	At 30 June 2019 cash and cash equivalents included a net overdraft of USD 27 million. At 30 June 2018 net overdraft w as USD 72 million and at 31 December 2018 net overdraft w as zero .